Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 12,468	$ 12,588	$ 13,657	$ 38,191	$ 40,517
Measured at FVOCI	[1]	1,415	1,355	1,573	4,212	4,387
Interest income calculated using effective interest method		13,883	13,943	15,230	42,403	44,904
Other	[2]	237	344	453	984	1,430
Interest income	[3]	14,120	14,287	15,683	43,387	46,334
Measured at amortized cost	[1]	8,570	8,955	10,763	27,271	31,829
Interest expense calculated using effective interest method		8,570	8,955	10,763	27,271	31,829
Other	[4]	57	62	58	180	176
Interest expenses		$ 8,627	$ 9,017	$ 10,821	$ 27,451	$ 32,005

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $13,883 for the three months ended July 31, 2025 (April 30, 2025 – $13,943; July 31, 2024 – $15,230) and for the nine months ended July 31, 2025 – $42,403 (July 31, 2024 – $44,904).
[4]	Includes interest on lease liabilities for the three months ended July 31, 2025 – $30 (April 30, 2025 – $31; July 31, 2024 – $29) and for the nine months ended July 31, 2025 – $93 (July 31, 2024 – $89) and insurance finance expense for the three months ended July 31, 2025 – $8 (April 30, 2025 – $9; July 31, 2024 – $7) and for the nine months ended July 31, 2025 – $25 (July 31, 2024 – $22).